Note 16 - Interest Rate Risk Position (Tables)	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk [text block]
(thousands of Canadian dollars)
	July 31, 2023		October 31, 2022
	Increase 100 bps	Decrease 100 bps	Increase 100 bps	Decrease 100 bps
Increase (decrease):
Impact on projected net interest income during a 12 month period	$5,114	$(5,123)	$4,304	$(4,261)

Duration difference between assets and liabilities in months	(2.3)		1.4